Allowance for Credit Losses (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)		Mar. 31, 2017 USD ($)		Mar. 31, 2016 INR (₨)		Mar. 31, 2015 INR (₨)		Mar. 31, 2017 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	₨ 57,360.1		$ 884.5		₨ 47,334.1		₨ 42,613.2
Write-offs	(26,563.2)		(409.6)		(20,218.6)		(19,804.0)
Net allowance for credit losses	47,700.0	[1]	735.6	[1]	30,244.6	[2]	24,524.9	[3]
Allowance for credit losses, end of the period	78,496.9		$ 1,210.5		57,360.1		47,334.1
Allowance for credit losses:
Allowance individually evaluated for impairment	11,713.5				7,413.4		8,083.8		$ 180.7
Allowance collectively evaluated for impairment	66,783.4				49,946.7		39,250.3		1,029.8
Loans:
Loans individually evaluated for impairment	30,275.7				15,559.7		13,489.6		466.9
Loans collectively evaluated for impairment	5,958,634.0				4,977,274.7		3,929,959.5		$ 91,883.3
Specific allowance for credit losses | Retail Loans | Auto loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	2,101.1				1,226.0		796.1
Write-offs	(5,155.0)				(3,581.4)		(2,858.9)
Net allowance for credit losses	5,846.8	[1]			4,456.5	[2]	3,288.8	[3]
Allowance for credit losses, end of the period	2,792.9				2,101.1		1,226.0
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	2,792.9				2,101.1		1,226.0
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,105.6				4,494.5		2,718.7
Specific allowance for credit losses | Retail Loans | Personal loans/Credit card
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	2,638.6				1,634.0		1,267.3
Write-offs	(11,639.3)				(8,296.6)		(7,418.1)
Net allowance for credit losses	13,040.7	[1]			9,301.2	[2]	7,784.8	[3]
Allowance for credit losses, end of the period	4,040.0				2,638.6		1,634.0
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	4,040.0				2,638.6		1,634.0
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,467.4				4,441.6		2,648.4
Specific allowance for credit losses | Retail Loans | Retail Business Banking
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	10,617.5				7,105.6		5,598.1
Write-offs	(1,453.4)				(686.1)		(380.8)
Net allowance for credit losses	6,114.3	[1]			4,198.0	[2]	1,888.3	[3]
Allowance for credit losses, end of the period	15,278.4				10,617.5		7,105.6
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	15,278.4				10,617.5		7,105.6
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	21,060.1				15,486.0		10,012.5
Specific allowance for credit losses | Retail Loans | Commercial vehicle and construction equipment finance
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	3,876.7				3,630.6		3,472.9
Write-offs	(3,227.4)				(3,065.1)		(4,327.8)
Net allowance for credit losses	3,749.2	[1]			3,311.2	[2]	4,485.5	[3]
Allowance for credit losses, end of the period	4,398.5				3,876.7		3,630.6
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	4,398.5				3,876.7		3,630.6
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	6,086.6				5,150.7		5,559.4
Specific allowance for credit losses | Retail Loans | Housing loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	410.4				127.4		116.7
Write-offs	(32.9)				(29.0)		(9.2)
Net allowance for credit losses	361.8	[1]			312.0	[2]	19.9	[3]
Allowance for credit losses, end of the period	739.3				410.4		127.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	739.3				410.4		127.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	1,678.2				1,068.6		242.7
Specific allowance for credit losses | Retail Loans | Other Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	3,950.4				2,901.6		2,082.0
Write-offs	(2,793.5)				(1,818.4)		(1,328.8)
Net allowance for credit losses	5,610.6	[1]			2,867.2	[2]	2,148.4	[3]
Allowance for credit losses, end of the period	6,767.5				3,950.4		2,901.6
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	6,767.5				3,950.4		2,901.6
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	11,306.1				6,781.6		4,653.5
Specific allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	7,413.4				8,083.8		7,316.1
Write-offs	(2,261.7)				(2,742.0)		(3,480.4)
Net allowance for credit losses	6,561.8	[1]			2,071.6	[2]	4,248.1	[3]
Allowance for credit losses, end of the period	11,713.5				7,413.4		8,083.8
Allowance for credit losses:
Allowance individually evaluated for impairment	11,713.5				7,413.4		8,083.8
Allowance collectively evaluated for impairment	0.0				0.0		0.0
Loans:
Loans individually evaluated for impairment	30,275.7				15,559.7		13,489.6
Loans collectively evaluated for impairment	0.0				0.0		0.0
Unallocated allowance for credit losses | Retail Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	22,548.6				19,376.7		19,225.5
Net allowance for credit losses	5,562.0	[1]			3,171.9	[2]	151.2	[3]
Allowance for credit losses, end of the period	28,110.6				22,548.6		19,376.7
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	28,110.6				22,548.6		19,376.7
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	3,996,257.3				3,421,142.7		2,695,153.3
Unallocated allowance for credit losses | Wholesale loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	3,803.4				3,248.4		2,738.5
Net allowance for credit losses	852.8	[1]			555.0	[2]	509.9	[3]
Allowance for credit losses, end of the period	4,656.2				3,803.4		3,248.4
Allowance for credit losses:
Allowance individually evaluated for impairment	0.0				0.0		0.0
Allowance collectively evaluated for impairment	4,656.2				3,803.4		3,248.4
Loans:
Loans individually evaluated for impairment	0.0				0.0		0.0
Loans collectively evaluated for impairment	₨ 1,909,672.7				₨ 1,518,709.0		₨ 1,208,971.0

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 9,748.6 million (US$ 150.2)
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 8,713.3 million.
[3]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 7,524.7 million.